Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net loss	$ (122,448)	$ (86,661)	$ (210,935)	$ (138,139)	$ (138,187)
Stock-based compensation	9,950	0	2,535	0	0
Depreciation and amortization	4,720	3,206	6,999	5,807	5,148
Deferred rent	0	0	0	(547)	1,464
(Gain) loss on disposal of property and equipment	67	(246)	(38)	25	0
Change in assets and liabilities
Accounts receivable	(420)	708	819	(416)	138
Inventories	(1,788)	(4,228)	(3,528)	(13,122)	(1,191)
Prepayments and other current assets	3,608	676	(12,476)	(76)	1,205
Other non-current assets	73	238	1,178	101	(4)
Due from related party, net	(285)	42	9,734	(1,786)	(3,653)
Accounts payable and accrued liabilities	263	(2,801)	(323)	3,690	62
Customer deposits	(1,628)	194	2,479	(1,240)	(1,657)
Net cash used in operating activities	(107,888)	(88,872)	(203,556)	(145,703)	(136,675)
Cash flows from investing activity
Capital expenditures	(10,139)	(8,300)	(19,411)	(10,590)	(5,597)
Cash used in investing activity	(10,139)	(8,300)	(19,411)	(10,590)	(5,597)
Cash flows from financing activities
Payments of finance lease obligations	(49)	(47)	(104)
Payments of finance lease obligations				(88)	(85)
Net transfer from Parent Company	0	101,175	106,119	156,683	137,955
Proceeds from Parent Company	0	0	56,310	0	0
Proceeds from issuance of common stock	0	0	20,000	0	0
Proceeds from reverse recapitalization	0	0	500,000	0	0
Transaction costs	(1,467)	0	(48,005)	0	0
Net cash provided by financing activities	(1,516)	101,128	634,320	156,595	137,870
Net increase (decrease) increase in cash and cash equivalents	(119,543)	3,956	411,353	302	(4,402)
Cash, cash equivalents and restricted cash at beginning of year	492,721	81,368	81,368	81,066	85,468
Cash, cash equivalents and restricted cash at end of year	373,178	85,324	492,721	81,368	81,066
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash, cash equivalents and restricted cash	$ 492,721	$ 85,324	$ 492,721	$ 81,066	$ 81,066